Munder International Fund - Core Equity (Prospectus Summary): | Munder International Fund - Core Equity
Munder International Fund-Core Equity

Munder International Fund-Core Equity

Class A, C, Y & I Shares

Supplement Dated November 30, 2012

To Prospectus Dated October 26, 2012

And Summary Prospectus Dated October 26, 2012

Expense Waiver

Munder Capital Management (“MCM”) has extended through October 31, 2015 its contractual agreement to limit the total net annual operating expenses of the Fund (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the SEC from time to time)) to 1.47% for Class A shares, 2.22% for Class C shares, 1.22% for Class Y shares and 0.96% for Class I shares.

Accordingly, footnote (e) to the Expense Table and the Expense Example on page 1 of the Prospectus and the first page of the Summary Prospectus are revised as follows:

(e) Pursuant to an Expense Limitation Agreement, MCM has agreed contractually through at least October 31, 2015 to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the Securities and Exchange Commission from time to time)) do not exceed 1.47% for Class A shares, 2.22% for Class C shares, 1.22% for Class Y shares and 0.96% for Class I shares. There is no guarantee that the Expense Limitation Agreement will be extended after its expiration or at the currently specified level.  In addition, the Fund and MCM have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse MCM for the fees it waived or limited and other expenses assumed and paid by MCM pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to MCM does not cause Total Net Annual Operating Expenses (other than those excluded for purposes of the Expense Limitation Agreement) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement to MCM.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Munder International Fund - Core Equity (USD $)	Class A Shares	Class C Shares	Class Y Shares	Class I Shares
Expense Example, With Redemption, 1 Year	692	326	125	99
Expense Example, With Redemption, 3 Years	992	697	390	309
Expense Example, With Redemption, 5 Years	2,197	2,103	1,622	1,153
Expense Example, With Redemption, 10 Years	5,125	5,428	4,643	3,361

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Munder International Fund - Core Equity (USD $)	Class A Shares	Class C Shares	Class Y Shares	Class I Shares
Expense Example, No Redemption, 1 Year	692	226	125	99
Expense Example, No Redemption, 3 Years	992	697	390	309
Expense Example, No Redemption, 5 Years	2,197	2,103	1,622	1,153
Expense Example, No Redemption, 10 Years	5,125	5,428	4,643	3,361

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE